UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (6.4%)

General Dynamics Corp.	29,370	$3,986,390

Honeywell International, Inc.	51,570	5,379,267

L-3 Communications Holdings, Inc.	43,880	5,519,665

Northrop Grumman Corp.	74,840	12,046,246

United Technologies Corp.	42,000	4,922,400

		31,853,968
Airlines (1.2%)

American Airlines Group, Inc.	110,730	5,844,329

		5,844,329
Auto components (2.6%)

Dana Holding Corp.(S)	107,390	2,272,372

Delphi Automotive PLC (United Kingdom)	64,350	5,131,269

TRW Automotive Holdings Corp.(NON)	50,519	5,296,917

		12,700,558
Automobiles (0.9%)

General Motors Co.	112,940	4,235,250

		4,235,250
Banks (7.6%)

Bank of America Corp.	253,650	3,903,674

Citigroup, Inc.	193,215	9,954,437

JPMorgan Chase & Co.	117,050	7,090,889

KeyCorp	273,910	3,878,566

Regions Financial Corp.	355,790	3,362,216

Wells Fargo & Co.	180,692	9,829,645

		38,019,427
Beverages (2.3%)

Coca-Cola Enterprises, Inc.	83,450	3,688,490

Dr. Pepper Snapple Group, Inc.	57,030	4,475,714

PepsiCo, Inc.	32,890	3,144,942

		11,309,146
Capital markets (3.5%)

Charles Schwab Corp. (The)	152,490	4,641,796

Goldman Sachs Group, Inc. (The)	17,380	3,266,919

Invesco, Ltd.	60,750	2,411,168

State Street Corp.	93,720	6,891,232

		17,211,115
Chemicals (1.7%)

Air Products & Chemicals, Inc.	31,750	4,803,140

Dow Chemical Co. (The)	72,700	3,488,146

		8,291,286
Commercial services and supplies (0.8%)

Tyco International PLC	93,005	4,004,795

		4,004,795
Communications equipment (1.5%)

Cisco Systems, Inc.	141,420	3,892,586

QUALCOMM, Inc.	47,900	3,321,386

		7,213,972
Consumer finance (0.5%)

Discover Financial Services	43,950	2,476,583

		2,476,583
Containers and packaging (1.8%)

MeadWestvaco Corp.	64,840	3,233,571

Packaging Corp. of America	45,030	3,520,896

Sealed Air Corp.	45,290	2,063,412

		8,817,879
Diversified financial services (0.8%)

CME Group, Inc.	44,670	4,230,696

		4,230,696
Diversified telecommunication services (2.7%)

AT&T, Inc.(S)	128,320	4,189,648

CenturyLink, Inc.	59,400	2,052,270

Verizon Communications, Inc.	143,550	6,980,837

		13,222,755
Electric utilities (3.3%)

American Electric Power Co., Inc.	45,530	2,561,063

Edison International	53,170	3,321,530

Exelon Corp.	139,300	4,681,873

NextEra Energy, Inc.	27,920	2,905,076

PPL Corp.	89,558	3,014,522

		16,484,064
Energy equipment and services (0.7%)

Halliburton Co.	30,230	1,326,492

National Oilwell Varco, Inc.	38,440	1,921,616

		3,248,108
Food and staples retail (1.5%)

CVS Health Corp.	72,620	7,495,110

		7,495,110
Food products (1.0%)

Kellogg Co.	38,180	2,517,971

Kraft Foods Group, Inc.	26,730	2,328,584

		4,846,555
Health-care equipment and supplies (2.3%)

Boston Scientific Corp.(NON)	261,760	4,646,240

Medtronic PLC	47,936	3,738,529

Zimmer Holdings, Inc.	27,930	3,282,334

		11,667,103
Health-care providers and services (3.5%)

Cigna Corp.	105,070	13,600,261

UnitedHealth Group, Inc.	32,490	3,843,242

		17,443,503
Hotels, restaurants, and leisure (0.6%)

Hilton Worldwide Holdings, Inc.(NON)	100,377	2,973,167

		2,973,167
Household durables (0.4%)

PulteGroup, Inc.	96,140	2,137,192

		2,137,192
Household products (1.1%)

Energizer Holdings, Inc.	19,830	2,737,532

Kimberly-Clark Corp.	23,450	2,511,730

		5,249,262
Independent power and renewable electricity producers (1.1%)

Calpine Corp.(NON)	163,838	3,746,975

NRG Energy, Inc.	66,800	1,682,692

		5,429,667
Industrial conglomerates (0.6%)

General Electric Co.	125,550	3,114,896

		3,114,896
Insurance (4.7%)

American International Group, Inc.	104,230	5,710,762

Assured Guaranty, Ltd.	138,430	3,653,168

Genworth Financial, Inc. Class A(NON)	315,870	2,309,010

Hartford Financial Services Group, Inc. (The)	84,530	3,535,045

MetLife, Inc.	96,720	4,889,196

PartnerRe, Ltd.	15,940	1,822,420

Willis Group Holdings PLC	32,540	1,567,777

		23,487,378
Internet software and services (1.0%)

Google, Inc. Class C(NON)	9,400	5,151,200

		5,151,200
IT Services (1.3%)

Computer Sciences Corp.	55,510	3,623,693

Fidelity National Information Services, Inc.	39,410	2,682,245

		6,305,938
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	85,130	3,537,152

		3,537,152
Machinery (0.5%)

Oshkosh Corp.	53,810	2,625,390

		2,625,390
Media (4.5%)

CBS Corp. Class B (non-voting shares)	55,830	3,384,973

Comcast Corp. Special Class A(S)	174,890	9,805,208

Liberty Global PLC Ser. C (United Kingdom)(NON)	68,350	3,404,514

Time Warner, Inc.	71,160	6,008,750

		22,603,445
Multi-utilities (0.7%)

Ameren Corp.	20,170	851,174

PG&E Corp.	47,290	2,509,680

		3,360,854
Multiline retail (0.6%)

Macy's, Inc.	46,500	3,018,315

		3,018,315
Oil, gas, and consumable fuels (7.5%)

California Resources Corp.(NON)	3,020	22,982

EOG Resources, Inc.	33,650	3,085,369

Exxon Mobil Corp.	128,500	10,922,500

Marathon Oil Corp.	342,840	8,951,552

QEP Resources, Inc.	87,000	1,813,950

Royal Dutch Shell PLC ADR (United Kingdom)	121,683	7,258,391

Total SA (France)	14,020	697,514

Total SA ADR (France)	10	497

Valero Energy Corp.	71,640	4,557,737

		37,310,492
Personal products (1.3%)

Coty, Inc. Class A(NON)	262,560	6,372,331

		6,372,331
Pharmaceuticals (7.4%)

AstraZeneca PLC ADR (United Kingdom)	88,850	6,080,006

Eli Lilly & Co.	160,400	11,653,060

Johnson & Johnson	95,950	9,652,570

Merck & Co., Inc.	89,110	5,122,043

Pfizer, Inc.	122,229	4,252,347

		36,760,026
Real estate investment trusts (REITs) (3.1%)

American Tower Corp.(R)	22,750	2,141,913

Boston Properties, Inc.(R)	31,250	4,390,000

Equity Lifestyle Properties, Inc.(R)	50,720	2,787,064

Gaming and Leisure Properties, Inc.(R)	61,830	2,279,672

Hatteras Financial Corp.(R)	38,250	694,620

MFA Financial, Inc.(R)	402,281	3,161,929

		15,455,198
Road and rail (0.8%)

Union Pacific Corp.	39,040	4,228,422

		4,228,422
Semiconductors and semiconductor equipment (2.7%)

Intel Corp.	156,450	4,892,192

NXP Semiconductor NV(NON)	48,780	4,895,561

Texas Instruments, Inc.	64,610	3,694,723

		13,482,476
Software (0.3%)

Symantec Corp.	67,110	1,568,025

		1,568,025
Specialty retail (1.1%)

Gap, Inc. (The)	60,010	2,600,233

Michaels Cos., Inc. (The)(NON)	14,213	384,604

Tiffany & Co.	28,720	2,527,647

		5,512,484
Technology hardware, storage, and peripherals (3.2%)

Apple, Inc.	58,180	7,239,337

EMC Corp.	164,020	4,192,351

SanDisk Corp.	28,126	1,789,376

Seagate Technology PLC	52,750	2,744,583

		15,965,647
Textiles, apparel, and luxury goods (0.3%)

Michael Kors Holdings, Ltd.(NON)	21,018	1,381,934

		1,381,934
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.	219,532	3,685,942

		3,685,942
Tobacco (2.3%)

Altria Group, Inc.	57,540	2,878,151

Lorillard, Inc.	46,360	3,029,626

Philip Morris International, Inc.	72,940	5,494,570

		11,402,347
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)	105,827	3,458,416

		3,458,416

Total common stocks (cost $353,082,490)		$476,193,798

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Actavis PLC Ser. A, $5.50 cv. pfd.(NON)	1,090	$1,103,080

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	67,083	2,943,267

American Tower Corp. $5.50 cv. pfd.(NON)(R)	10,225	1,009,412

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	14,171	212,786

Oportun Financial Corp. Ser. H, zero % cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(F)(RES)(NON)	257,360	659,503

Total convertible preferred stocks (cost $6,553,706)		$5,928,048

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$1,768,000	$1,949,220

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,541,670

Total convertible bonds and notes (cost $2,552,783)		$3,490,890

SHORT-TERM INVESTMENTS (5.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	13,810,047	$13,810,047

Putnam Short Term Investment Fund 0.09%(AFF)	12,164,637	12,164,637

Total short-term investments (cost $25,974,684)		$25,974,684

TOTAL INVESTMENTS

Total investments (cost $388,163,663)(b)		$511,587,420

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $497,130,220.
(b)	The aggregate identified cost on a tax basis is $389,891,263, resulting in gross unrealized appreciation and depreciation of $131,640,764 and $9,944,607, respectively, or net unrealized appreciation of $121,696,157.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $659,503 or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$12,734,327	$17,115,278	$17,684,968	$3,729	$12,164,637
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $13,810,047, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,443,788.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$54,562,345	$—	$—
Consumer staples	46,674,751	—	—
Energy	39,861,086	697,514	—
Financials	104,566,339	—	—
Health care	69,407,784	—	—
Industrials	51,671,800	—	—
Information technology	49,687,258	—	—
Materials	17,109,165	—	—
Telecommunication services	16,681,171	—	—
Utilities	25,274,585	—	—
Total common stocks	475,496,284	697,514	—
Convertible bonds and notes	—	3,490,890	—
Convertible preferred stocks	1,103,080	4,165,465	659,503
Short-term investments	12,164,637	13,810,047	—

Totals by level	$488,764,001	$22,163,916	$659,503

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015